Share-based Payments	6 Months Ended
Sep. 30, 2023
Disclosure Of Share-based Payments [Abstract]
Share-based Payments	Share-based Payments
As part of Global Blue’s Management Incentive Plan (“MIP”), the Board issued a series of equity grants in the form of Global Blue share options (SOP) and Global Blue restricted shares (RSA).
Participation in these plans is at the Board’s discretion and subject to the consent of the individual employee receiving the grant.
RSA 2023
On August 25, 2023, under the MIP, the Board approved the grant of 258,570 RSAs to the CEO and 774,250 RSAs to other employees.
Under this grant, participants are granted Company’s ordinary shares if they remain in the employment of the Company, and certain market and non-market conditions are met:
•service condition: the employee remain in the employment of the Group,
•market performance conditions: increase of the absolute total shareholder return and benchmarking the total shareholder return to the MSCI ASWI All Country index,
•non-market performance condition: measured by adjusted net income compound annual growth rate (CAGR).
The shares are issued at the grant date and held as treasury shares until the vesting.
As for the vesting period, 50% RSAs granted to the CEO vest on August 29, 2024 and 50% on August 29, 2025, while 25% of the RSAs granted to other employees vest on August 29, 2024, 25% on August 29, 2025, 25% on August 29, 2026 and 25% on August 29, 2027.
The plan is equity-settled in accordance with IFRS 2. The estimated fair value is calculated based on the share price as at grant date, adjusted using the probability of achievement of the market-based performance conditions. The estimated fair value is based on the assumption that the service condition and non-market performance condition will be fully met. The model inputs were the share price at grant date and the risk free interest rate as stipulated in the table below. No dividend payments were considered in the fair value.

	RSA 2023				RSA 2023 CEO
Grant date	1/9/2023	1/9/2023	1/9/2023	1/9/2023	25/8/2023	25/8/2023
Vesting date	29/8/2024	29/8/2025	29/8/2026	29/8/2027	29/8/2024	29/8/2025
Share price at grant date (USD)	5.63	5.63	5.63	5.63	5.76	5.76
Expected volatility	27.0%	44.0%	55.0%	72.0%	27.0%	44.0%
Risk free interest rate	5.6%	5.1%	4.8%	4.6%	5.6%	5.1%
Fair value per share (USD)	4.21	4.08	3.95	3.82	4.30	4.18

In addition of the above plan, on September 5, 2023, 29,820 RSAs were granted to the Company’s non-executive directors; according to this plan, award holders are granted the Company’s ordinary shares if they remain in the employment of the Company and, as of the vesting period, 33.3% RSAs vest on August 29, 2024, 33.3% on August 29, 2025 and 33.4% on August 29, 2026. The Group assessed the plan to be equity-settled in accordance with IFRS 2.
Reconciliation of the outstanding RSA shares
The following table shows the RSAs granted and outstanding at the beginning and end of the reporting period:

Number of shares (thousands)	Six months ended September 30
	2023	2022
As of April 1	2,006	1,674
Granted during the period	1,063	962
Vested during the period	(961)	(414)
Forfeited during the period	(143)	(72)
As of September 30	1,966	2,150
Weighted average fair value (USD)	4.40	5.37

Number of shares (thousands)	Three months ended September 30
	2023	2022
As of July 1	1,999	1,672
Granted during the period	1,063	962
Vested during the period	(961)	(414)
Forfeited during the period	(134)	(70)
As of September 30	1,966	2,150
Weighted average fair value (USD)	4.40	5.37
During the six months ended September 30, 2023, there were no modifications or cancellation to the share-based payment plans, including SOP and RSA plans and stock-options plans issued by RTS entities.